ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Changes in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (461)	$ (420)	$ (742)
Other comprehensive income (loss) before reclassifications	243	(41)	281
Amounts reclassified from accumulated other comprehensive income (loss)	(20)		41
Other comprehensive income (loss)	223	(41)	322
Balance	(238)	(461)	(420)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(35)	130	78
Other comprehensive income (loss) before reclassifications	133	(165)	52
Amounts reclassified from accumulated other comprehensive income (loss)	(20)
Other comprehensive income (loss)	113	(165)	52
Balance	78	(35)	130
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(426)	(550)	(820)
Other comprehensive income (loss) before reclassifications	110	124	229
Amounts reclassified from accumulated other comprehensive income (loss)			41
Other comprehensive income (loss)	110	124	270
Balance	$ (316)	$ (426)	$ (550)